Note 7 - Property and equipment, net	12 Months Ended
Dec. 31, 2025
Notes
Note 7 - Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2025	As of December 31, 2024

Buildings	$7,098,025	$6,328,381
Office equipment	878,795	847,955
Operation equipment	2,142,738	1,605,896
Subtotal	10,119,558	8,782,232
Less: accumulated depreciation	(2,985,971)	(2,609,056)
Total	$7,133,587	$6,173,176

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 amounted to $387,066, $365,366 and $248,146, respectively.

As of December 31, 2025 and 2024, the Company’s land information which were pledged as collateral under a maximum mortgage agreement as below:

	Asset Category	Gross Amount	Accumulated Depreciation	Net Book Value	Useful Life
2025/12/31	Buildings	72,386	-30,012	42,374	20 years
2024/12/31	Buildings	69,349	-25,632	43,717	20 years